Long-term debt - Term Loan Credit Facilities (Details) $ in Thousands			1 Months Ended						12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2022 USD ($) vessel	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel	Oct. 31, 2021 USD ($) vessel	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($) vessel	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)
Debt Instrument [Line Items]
Carrying amount, gross	$ 3,736,700	$ 4,345,500			$ 4,345,500				$ 3,736,700	$ 4,345,500
Leases For Four 11800 and One 15000 TEU Vessels
Debt Instrument [Line Items]
Lease financing, number of vessels | vessel									5
Term Loan Credit Facility
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings	3,751,731	4,052,103			4,052,103				$ 3,751,731	4,052,103
Credit facilities, aggregate borrowings undrawn	2,518,743	1,710,224			1,710,224				2,518,743	1,710,224
Term Loan Credit Facility | Line of Credit
Debt Instrument [Line Items]
Credit facilities, maximum aggregate borrowings		$ 1,077,137	$ 1,170,918		$ 1,077,137	$ 633,088		$ 6,500		$ 1,077,137	$ 108,000
Credit facilities, aggregate borrowings undrawn	270,687								270,687
Increase in borrow capacity								$ 79,540
Extension to term								2 years
Early prepayment of credit facility							$ 59,961
Interest rate								3.80%
Loan credit number of vessels | vessel		10	15		10	8				10
Amount drawn of credit facility	0	$ 0
Carrying amount, gross	$ 1,233,000	$ 2,341,800			$ 2,341,800				$ 1,233,000	$ 2,341,800		$ 100,000
Weighted average rate of interest, including the margin	6.40%	1.90%			1.90%				6.40%	1.90%
Early Repayment of Senior Debt				$ 240,000
Term Loan Credit Facility | Line of Credit | Minimum
Debt Instrument [Line Items]
Interest rate margin									0.40%	0.40%
Commitment fee on undrawn amount									0.25%	0.20%
Term Loan Credit Facility | Line of Credit | Maximum
Debt Instrument [Line Items]
Interest rate margin									2.50%	3.50%
Commitment fee on undrawn amount									0.58%	0.56%
Term Loan Credit Facility | Line of Credit | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Interest rate margin					3.39%	1.40%
Term Loan Credit Facility | Line of Credit | Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
Interest rate margin			1.40%
Term Loan Credit Facility | Line of Credit | Three Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate	4.80%	0.20%			0.20%				4.80%	0.20%
Term Loan Credit Facility | Line of Credit | Six Month LIBOR
Debt Instrument [Line Items]
LIBOR interest rate	3.50%	0.20%			0.20%				3.50%	0.20%
Term Loan Credit Facility | Line of Credit | Three Month Secured Overnight Financing Rate (SOFR)
Debt Instrument [Line Items]
LIBOR interest rate	3.00%								3.00%
Term Loan Credit Facility | Line of Credit | Export-Import Bank of Korea
Debt Instrument [Line Items]
Interest rate margin									0.70%
Carrying amount, gross	$ 14,425	$ 27,198			$ 27,198				$ 14,425	$ 27,198